Derivative warrant liabilities (Tables)	10 Months Ended
Jan. 31, 2024
Derivative warrant liabilities
Schedule of quantitative information regarding Level 2 fair value measurements of warrants

Warrant Inputs
Share price	4.79
Expected dividend yield	Nil
Exercise price	11.50
Risk-free interest rate	3.93%
Expected life	5.00
Expected volatility	17.70%
Expiry date	January 25, 2029

Summary of warrant transactions and the number of warrants outstanding

	Public Warrants		Private Warrants
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance, March 31, 2023	—	$—	—	$—
Issued	12,500,000	11.50	570,000	11.50
Balance, January 31, 2024	12,500,000	$11.50	570,000	$11.50

Schedule of warrants outstanding and exercisable

			Number of	Number of
		Exercise	Warrants	Warrants
Issue Date	Expiry Date	Price	Outstanding	Exercisable
January 25, 2024	January 25, 2029	$11.50	13,070,000	13,070,000
Balance, January 31, 2024		$11.50	13,070,000	13,070,000